Loans Held for Investment - Summary of Loan and Preferred Equity Portfolio Activity (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Contributions from noncontrolling interests in the OP	$ 957,200
Proceeds from principal repayments	(455)
Amortization of loan premium, net	(1,032)
Loan loss provision, net	(212)
Balance at March 31, 2020	955,501
Held-For-Investment
Accounts Notes And Loans Receivable [Line Items]
Contributions from noncontrolling interests in the OP	957,200
Proceeds from principal repayments	(455)
Amortization of loan premium, net	(1,032)
Loan loss provision, net	(212)
Balance at March 31, 2020	$ 955,501